Employment Benefits - Expenses Related to Defined Benefit Plans Recognized in Consolidated Statements of Profit or Loss as Operating Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in net defined benefit liability (asset) [abstract]
Current service costs	¥ 1,973	¥ 1,933	¥ 1,620
Interest costs	207	208	127
Total	¥ 2,180	¥ 2,141	¥ 1,747